                                           NEW YORK LIFE INSURANCE COMPANY
                                           1 Rockwood Road
                                           Sleepy Hollow, NY 10591
                                           Bus: 914-846-3888
                                           E-Mail: laura_bramson@newyorklife.com
                                           www.newyorklife.com

                                           LAURA M. BRAMSON
                                           Assistant General Counsel

VIA EDGAR

May 4, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Annuity Separate Account - III
     File Nos. 333-80535 and 811-08904

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 15, 2009 as part of the Registrant's most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 15, 2009.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,


/s/ Laura M. Bramson

Laura M. Bramson